Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2020
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2020 and 2019, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U.S. dollars:

	2020	2019
	US$(000)	US$(000)

Assets
Cash and cash equivalents	8,606	6,796
Trade and other receivables	159,099	139,624
Income tax credit	19,837	31,919
	187,542	178,339

Liabilities
Trade and other payables	(47,705)	(60,311)
Income tax payable	(3,162)	(5,650)
Provisions, contingent liabilities and other liabilities	(38,574)	(41,515)
	(89,441)	(107,476)
Net asset position	98,101	70,863